UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

1375 Anthony Wayne Dr

Wayne PA  19087

 (Address of principal executive offices)(Zip code)

Bernard B. Klawans

1375 Anthony Wayne Dr

WaynePA  19087

 (Name and address of agent for service)

Registrant's telephone number, including area code: (610)-688-6839

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

ANNUAL REPORT

December 31, 2010

THE VALLEY FORGE FUND, INC.

MANAGER’S COMMENTARY

DECEMBER 31, 2010 (UNAUDITED)

Dear Fellow Shareholder:

For the year ending December 31, 2010, your fund gained +13.35%. This compares very favorably to a gain of + 11.07% for the DJIA.

The Fund’s better performance versus the broader stock market averages was due to a combination of factors: selectively adding to our holdings as the equity markets declined and our overall individual stock selection. Standout performers for the period include: Caterpillar +67%, which we took profits in and reduced our holdings by 50%, Sara Lee +47%, which at year end continues to be the subject of takeover speculation, Fortune Brands +42%, which announced they will be splitting the company into 3 separate groups,  Conoco Phillips +37%, which continues to benefit from rising oil prices and Steris Corp. +34% a leader in the hospital sterilization industry.

The Valley Forge Fund continues to receive a five star rating from Morningstar, their highest available.

We appreciate your support and are always available to answer your inquiries. Our email is vffund1@aol.com; our telephone is 800-548-1942 .Thank you for investing with us.

Financial statements for the year ending December 31, 2010 are attached.

Respectfully submitted,

Bernard B. Klawans

THE VALLEY FORGE FUND, INC.

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2010 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDING DECEMBER 31, 2010

	1 Year	5 Year	10 Year	Value
Valley Forge Fund	13.36%	5.69%	6.49%	$18,758
Dow Jones Industrial Average	11.69%	1.82%	1.00%	$11,050

$20,000.00
$15,000.00
$10,000.00
$5,000.00
$0.00
Valley Forge Fund
Dow Jones Industrial Average
December-00
December-01
December-02
December-03
December-04
December-05
December-06
December-07
December-08
December-09
December-10

* This chart assumes an initial investment of $10,000 made on December 31, 2000.  Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

The Dow Jones Industrial Average (DJIA), a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. The 30 stocks are chosen by the editors of the Wall Street Journal (which is published by Dow Jones & Company), a practice that dates back to the beginning of the century. The Dow is computed using a price-weighted indexing system, rather than the more common market cap-weighted indexing system.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Performance data current to the most recent month-end may be obtained by calling toll-free (800) 548-1942.

THE VALLEY FORGE FUND, INC.

TOP TEN HOLDINGS AND SECTOR WEIGHTINGS

DECEMBER 31, 2010 (UNAUDITED)

As of December 31, 2010, the Fund's top ten holdings were as follows:

Holdings	% of Net Assets
General Electric Co.	6.04%
Kimberly Clark Corp.	5.72%
Conocophillips	5.62%
3M Co.	5.34%
Goldman Sachs Group, Inc.	4.86%
AT&T Corp.	4.00%
American Express Co.	3.54%
Verizon Communications	3.40%
Baxter International, Inc.	3.34%
McDonald's Corp.	3.17%
45.03%

As of December 31, 2010, the Fund's portfolio was invested in the following sectors:

Common Stocks Sectors	% of Net Assets
Consumers	25.53%
Financials	14.78%
Healthcare	9.14%
Industrials	12.93%
Materials	7.88%
Technology	8.90%
Short-Term Investments	20.29%
Other Assets less Liabilities	0.55%
Total	100.00%

THE VALLEY FORGE FUND, INC.

SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2010

Shares		Value

COMMON STOCKS - 79.16%

Consumer - 25.53%
10,000	Coca Cola Co.	$ 657,700
23,000	Diebold, Inc.	737,150
10,000	Fortune Brands, Inc.	602,500
22,000	Kimberly Clark Corp.	1,386,880
20,000	Pep Boys Manny Moe & Jack	268,600
25,000	Sara Lee Corp.	437,750
40,000	SuperValu, Inc.	385,200
5,000	Target Corp.	300,650
10,000	McDonald's Corp.	767,600
20,000	Time Warner, Inc.	643,400
		6,187,430
Financial - 14.78%
28,000	Alliance Bernstein Holding LP	653,240
20,000	American Express Co.	858,400
10,000	Brown Forman Corp. Class B	696,200
7,000	Goldman Sachs Group, Inc.	1,177,120
12,000	Federal Agriculture Mortgage Corp. Class C	195,840
		3,580,800
Healthcare - 9.14%
5,000	Becton Dickinson & Co.	422,600
16,000	Baxter International, Inc.	809,920
10,000	Johnson & Johnson	618,500
10,000	Steris Corp.	364,600
		2,215,620
Industrial - 12.93%
15,000	3M Co.	1,294,500
4,000	Caterpillar, Inc.	374,640
80,000	General Electric Co.	1,463,200
		3,132,340

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

       DECEMBER 31, 2010

Shares		Value

Materials - 7.88%
1,300	Coeur d`Alene Mines Corp. *	35,516
20,000	Conocophillips	1,362,000
15,000	Dow Chemical Corp.	512,100
		1,909,616
Technology - 8.90%
33,000	AT&T Corp.	969,540
5,520	Frontier Communications Corp.	53,710
30,000	Nokia Corp. ADR	309,600
23,000	Verizon Communications, Inc.	822,940
		2,155,790

TOTAL FOR COMMON STOCKS (Cost $17,981,562) - 79.16%		$19,181,596

SHORT TERM INVESTMENTS - 20.29%
4,916,703	US Bank Money Market Savings - IT 0.20% ** (Cost $4,916,703)	4,916,703

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,916,703) - 20.29%		$ 4,916,703

TOTAL INVESTMENTS (Cost $22,898,265) - 99.45%		$24,098,299

OTHER ASSETS LESS LIABILITIES - 0.55%		134,598

NET ASSETS - 100.00%		$24,232,897

ADR - American Depository Receipt

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

       DECEMBER 31, 2010

Assets:
Investments in Securities, at Value (Cost $22,898,265)	$ 24,098,299

Cash	38,716
Receivables:
Shareholder Subscriptions	119,251
Dividends and Interest	33,683
Prepaid Expenses	23,860
Total Assets	24,313,809
Liabilities:
Payables:
Shareholder Redemptions	53,833
Accrued Management Fees	20,021
Other Expenses	7,058
Total Liabilities	80,912
Net Assets	$ 24,232,897

Net Assets Consist of:
Paid In Capital	$ 22,998,758
Accumulated Undistributed Net Investment Income	34,105
Unrealized Appreciation in Value of Investments	1,200,034
Net Assets (based on 2,469,758 shares outstanding)	$ 24,232,897

Net Asset Value	$ 9.81

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

STATEMENT OF OPERATIONS

       FOR THE YEAR ENDED DECEMBER 31, 2010

Investment Income:
Dividends (net of foreign witholding taxes of $2,194)	$ 365,774
Interest	7,648
Total Investment Income	373,422

Expenses:
Advisory Fees (Note 3)	149,970
Audit Fees	12,001
Insurance Fees	1,153
Miscellaneous Fees	9,929
Trustee Fees	2,084
Printing and Mailing Fees	2,752
Registration Fees	14,870
Total Expenses	192,759

Net Investment Income	180,663

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	236,016
Net Change in Unrealized Appreciation on Investments	1,713,180
Net Realized and Unrealized Gain on Investments	1,949,196

Net Increase in Net Assets Resulting from Operations	$ 2,129,859

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years
	Ended	Ended
	12/31/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Income	$ 180,663	$ 150,269
Net Realized Gain on Investments	236,016	187,843
Net Change in Unrealized Appreciation on Investments	1,713,180	1,623,311
Net Increase in Net Assets Resulting from Operations	2,129,859	1,961,423

Distributions to Shareholders from:
Net Investment Income	(192,884)	(187,783)
Realized Gains	(236,076)	(150,306)
Return of Capital	(23,194)	-
Net Change in Net Assets from Distributions	(452,154)	(338,089)

Capital Share Transactions:
Proceeds from Sale of Shares	14,564,552	726,670
Shares Issued on Reinvestment of Dividends	441,786	325,387
Cost of Shares Redeemed	(1,610,457)	(492,104)
Net Increase from Shareholder Activity	13,395,881	559,953

Net Assets:
Net Increase in Net Assets	15,073,586	2,183,287
Beginning of Period	9,159,311	6,976,024
End of Period (Including Accumulated Undistributed Net Investment Income of $34,105 and $46,326, respectively)
	$ 24,232,897	$ 9,159,311

Share Transactions:
Shares Sold	1,559,348	84,953
Shares Issued on Reinvestment of Dividends	45,081	36,560
Shares Redeemed	(172,558)	(62,719)
Net Increase in Shares	1,431,871	58,794
Outstanding at Beginning of Period	1,037,887	979,093
Outstanding at End of Period	2,469,758	1,037,887

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

	For the Years Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, at Beginning of Period	$ 8.82	$ 7.13	$ 9.35	$ 9.53	$ 8.89

Income (Loss) From Investment Operations:
Net Investment Income *	0.11	0.16	0.23	0.16	0.25
Net Gain (Loss) on Securities (Realized and Unrealized)	1.07	1.57	(2.10)	0.11	0.64
Total from Investment Operations	1.18	1.73	(1.87)	0.27	0.89

Distributions:	(0.19)	(0.04)	(0.35)	(0.45)	(0.25)

Net Asset Value, at End of Period	$ 9.81	$ 8.82	$ 7.13	$ 9.35	$ 9.53

Total Return **	13.36%	28.40%	(20.05)%	2.83%	10.12%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$24,233	$9,159	$ 6,976	$9,108	$9,698
Ratio of Expenses to Average Net Assets	1.28%	1.37%	1.26%	1.56%	1.27%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.98%	4.23%	1.75%	1.14%
Portfolio Turnover	3.33%	15.89%	39.40%	8.30%	10.30%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

NOTE 1.  ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stock.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes significant accounting policies followed by the Fund.

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2010:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$19,181,596	$ -	$ -	$19,181,596
Short-Term Investments – US Bank Money Market Savings	4,916,703	-	-	4,916,703
Total	$24,098,299	$ -	$ -	$24,098,299

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended December 31, 2010.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.  Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders: The Fund intends to distribute to the shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Concentration of Credit Risk: As of December 31, 2010, the Fund maintains its cash in bank deposit accounts at one federally insured financial institution. The balance at times may exceed depositor’s insurance provided by the applicable guaranty agency.  For the year ended December 31, 2010 the bank accounts exceeded the depositor’s insurance limitations.

NOTE 3.  MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund.  The Manager will receive a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily assets of the Fund.  The fee is accrued daily and paid monthly.  A management fee of $149,970 was accrued for the year ended December 31, 2010.

During the year ended December 31, 2010, brokerage commissions of $9,495 were paid to Best-Vest Co. The son of the fund’s Chief Executive Officer is an employee of Best-Vest Co. and provides the fund brokerage services. Commissions paid are in compliance with the fund’s policies.

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2010 were $10,102,675 and $381,680, respectively.  At December 31, 2010 net unrealized appreciation for Federal income tax purposes aggregated $1,200,034, consisting of unrealized appreciation of $2,766,344 and unrealized depreciation of $1,566,310. The cost of investments at December 31, 2010 for Federal income tax purposes was $22,898,265 excluding short-term investments.

NOTE 5.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2010, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total par value plus paid-in capital equaled $23,021,952.

NOTE 6.  FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of December 31, 2010, the taxable components of distributable earnings were as follows:

Undistributed ordinary income  $      34,105

Undistributed appreciation   $ 1,200,034

The tax character of distributions paid during the year ended December 31, 2010 and year ended December 31, 2009 is as follows.

	2010	2009
Ordinary income	$ 192,884	$ 187,783
Long-term capital gains	$ 236,076	$ 150,306
Return of Capital	($ 23,194)	$ -

NOTE 7.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.  The implementation of the ASC did not have a material effect on the Fund’s financial disclosures contained in this report.

NOTE 8.  CHANGE OF SERVICE PROVIDER

On August 25, 2010, the Board of Directors of the Fund received the letter of resignation of Conner & Associates, PC, the Fund’s Independent Registered Public Accounting Firm effective that Date.  The Fund’s Board of Directors has accepted Conner & Associates, PC’s resignation.  Conner & Associates, PC served as the Fund’s Independent Registered Public Accounting Firm as of and for the years ended December 31, 2009, 2008 and 2007.  Conner & Associates, PC’s reports on the Fund’s statement of assets and liabilities as of December 31, 2009 and 2008, contained no adverse opinions or disclaimer of opinions; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles.  Further, there were no disagreements between the Fund and Conner & Associates, PC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of Conner & Associates, PC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

The Fund has retained Meyler & Company, LLC as the independent audit firm for the fiscal year ended December 31, 2010.

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of the

Valley Forge Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Valley Forge Fund (the “Fund”), including the schedule of investments, as of December 31, 2010, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended December 31, 2009, and financial highlights for the years ended December 31, 2009, 2008 and 2007, were audited by other auditors, whose report dated February 26, 2010, expressed an unqualified opinion on those financial statements and financial highlights.  The financial highlights for the year ended December 31, 2006 was audited by other auditors, whose report dated February 9, 2007, except for the information in Note 7, as to which the date was November 2, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Valley Forge Fund as of December 31, 2010, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, inconformity with accounting principles generally accepted in the United States of America.

/s/ Meyler & Company, LLC

Middletown, New Jersey

February 28, 2011

THE VALLEY FORGE FUND, INC.

EXPENSE ILLUSTRATION

DECEMBER 31, 2010 (UNAUDITED)

Expense Example

As a shareholder of the Valley Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing  in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010

Actual	$1,000.00	$1,172.14	$7.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.75	$6.51
* Expenses are equal to the Fund's annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE VALLEY FORGE FUND, INC.

DIRECTORS AND OFFICERS

DECEMBER 31, 2010 (UNAUDITED)

The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-800-548-1942.  Each director may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past 5 Years

Interested Officers and Directors: - *
Bernard B. Klawans Age: 89	Director Chief Executive & Chief Financial Officer	Inception 5/15/1972 to Present	Chief Executive Officer Chief Financial Officer
Sandra K. Texter Age: 60	Secretary	1/30/2003 to Present	System Analyst Lockheed Martin

* “Interested persons” as defined in the Investment Company Act of 1940 are Mr. Klawans because he owns the Fund’s Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans and Secretary of the Fund.

THE VALLEY FORGE FUND, INC.

DIRECTORS AND OFFICERS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past 5 Years

Independent Directors -
Donald A. Peterson Age: 70	Director & Board Chairman	8/15/1974 to Present	Program Manager DRS Technology
Lewis T. Seaman Age: 67	Director	Elected for One Year to Replace Mr. Bealanger who Retired	Retired General Manager GE Space Division
Dr. James P. King Age: 77	Director	Inception 5/15/1972 to Present	President Desilube Tech, Inc.
C. William Majer Age: 74	Director	6/21/2005 to Present	President Majerplus Ltd.

THE VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 548-1942 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters ended on March 31 and September 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-548-1942.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at

1-800-548-1942.

Advisory Renewal Agreement

The Valley Forge Fund’s Board of Directors has developed a new policy for consideration of their Investment Adviser.  At a minimum they will consider:

1.

The financial condition of the Adviser;

2.

Terms of the Advisory agreement;

3.

The Adviser’s performance;

4.

The Adviser’s personnel and method of analysis;

5.

Compensation to the Adviser;

6.

Possible conflicts of interest;

7.

Overall Fund expenses and expense ratios; and

8.

Brokerage and portfolio transactions.

1. Financial Condition of the Adviser – The Valley Forge Management Corporation(“VFM”) has been in operation for 38 years.  It was incorporated with a capital of $5,000 and has paid a cash dividend to its owner, Mr. Klawans every one of those 38 years while retaining a capital base of $5,000.

2. Term of the Advisory Agreement – The Terms of the Advisory Agreement now require that VFM supply continuing advice on when and what securities should be purchased or sold in line with the Fund’s investment policy as stated in its approved Prospectus. For this, VFM will receive 1/12 of one percent of the averaged net assets of the Fund each month the contract is in existence.

VFM may offer clerical services and shareholder transfer services on a pro bono basis to support the hired transfer agent. However, all expendables such as paper, stamps and ink along with such services as phones and internet access will be billed on an ongoing basis.

3. The Adviser’s Performance – The Fund has averaged about 10 percent per year return over the 38 years that VFM has supplied investment advice that is in line with the conservative nature of the Fund’s objectives.

4. The Adviser’s Personnel and Methods of Analysis – The VFF Board of Directors is satisfied with the financial results produced with the Advisers advice. However, they now require that potential Conflicts of Interest suggested by the recent SEC examination be totally disclosed and/or ceased.  VFM has done so.

5. Compensation to the Adviser – The work that the Adviser may do on a pro bono basis could reduce the Fund’s expenses slightly.

6. Possible Conflicts of Interest – There are no Known Conflicts of Interest.  The Adviser only has one client, the Valley Forge Fund, and does not own and/or trade securities.

7. Overall Fund Expenses and Expense Ratios – The expense ratio has not exceeded 1.5% over the history of the Fund.  These values are considered acceptable for a fund whose total assets average about $10,000,000.

8. Brokerage and portfolio Transactions – The Advise just provides investment advice.  The Fund picks the Brokers and places the security orders.

In concluding the meeting, the VFM has been engaged for another year to provide investment advice to the Valley Forge Fund.

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 1-800-548-1942

This report is provided for the general information of the shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Klawans who has prepared all financial documents issued by the fund for the past 36 years is still responsible for their preparation. The current Fund auditor is Conner & Associates, P.C.

The Board of Directors of the Fund has determined that Mr. Victor Belanger is the audit committees’ financial expert. Mr. Belanger, a retired Chief Financial Officer of Linearizer Technology Inc. located in Hamilton, New Jersey, is an independent member of the Board of Directors of the Valley Forge Fund who has performed several independent examinations including those of the Fund’s securities held in self custodianship for the past thirty five years. Mr. Belanger is independent as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 2008, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

The aggregate fees billed by Meyler & Company, LLC for professional services rendered for the audit of our annual financial statements and services included in connection with statutory and regulatory filings was $9,000 for the year ended December 31, 2010.

The aggregate fees billed by Conner & Associates, PC for professional services rendered for the audit of our annual financial statements and services included in connection with statutory and regulatory filings was $11,000 for the year ended December 31, 2009.

Audit-Related Fees

The aggregate fees billed by Meyler & Company, LLC for professional services rendered for the the review of the Company’s semi annual financial statements was $0 for the year ended December 31, 2010.

The aggregate fees billed by Conner & Associates, PC for professional services rendered for the the review of the Company’s semi annual financial statements was $0 for the year ended December 31, 2009.

Tax Fees

The aggregate fees billed by Meyler & Company, LLC for professional services for tax compliance, tax advice, and tax planning was $0 for the year ended December 31, 2010

The aggregate fees billed by Conner & Associates, PC for professional services for tax compliance, tax advice, and tax planning was $0 for the year ended December 31, 2009.

All Other Fees

The aggregate fees billed by Meyler & Company, LLC for other products and services was $0 for the year ended December 31, 2010.

The aggregate fees billed by Conner & Associates, PC for other products and services was $0 for the year ended December 31, 2009.

The Fund does not engage its independent registered public accounting firm to perform personal tax services for the Mr. Klawans, nor any other executive officer of the Fund. In addition, the independent registered public accounting firm is not engaged by Valley Forge Management Corporation, the manager of the Fund, to perform any professional services (audit or tax) on its behalf.

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6.  Investments

Schedule I - investments in securities of unaffiliated issuers as of December 31, 2010 as set forth in Section 210-1212 of Regulation S-X [17 CFR 210.12-12] is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Bernard B. Klawans

Bernard B. Klawans

Chief Executive Officer and Chief Financial Officer

Date: March 8, 2011